CURRENT AND DEFERRED INCOME TAX - Income Tax Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Income before taxes	$ 8,090	$ 74,587
Statutory tax rate	27.00%	26.00%
Expected income tax	$ 2,184	$ 19,392
Increase (decrease) resulting from permanent differences	25,408	(17,048)
Increase (decrease) resulting from foreign exchange	(13,714)	4,806
Differences in foreign and future tax rates	(1,086)	48,167
Mining & overseas withholding tax	4,955	5,134
Expired losses	2,928	3,658
Restructure	114,100	0
Change in estimates in respect of prior years	1,501	(484)
Movement in deferred tax not recognized	(128,066)	(60,540)
Other	(89)	36
Total income tax expense	8,121	3,121
Current tax expense	8,043	3,094
Deferred tax expense	78	27
Total income tax expense	$ 8,121	$ 3,121